ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Accounts receivable	3,063	5,012
Less: Allowance for doubtful accounts	(1,105)	(1,322)
Accounts receivable, net	1,958	3,690